Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Cumulative Translation Adjustments Included In Accumulated Other Comprehensive Income
The following table presents the balances of the Company’s cumulative translation adjustments included in accumulated other comprehensive income.

December 31, 2009	$696,000
December 31, 2010	$2,952,000
December 31, 2011	$1,087,000
December 31, 2012	$2,442,000